Preferred Stock (Schedule of Preferred Stock ) (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	May 01, 2017	Sep. 30, 2018	Dec. 31, 2017	Mar. 01, 2018	Jan. 03, 2018
Class of Stock [Line Items]
Preferred stock		$ 368,767	$ 263,317
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock		$ 187,190	$ 146,649
Preferred shares issued at $0.01 par value (in shares)	155,000	155,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding		155,000	155,000
Share issued, price per share (in dollars per share)	$ 1,000.00	$ 1,000.00
Preferred Stock, Dividend Rate, Percentage		17.573%	16.737%
Preferred stock redemption term	8 years	8 years
Series B Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	105.00%	105.00%
Series B Preferred Stock | 24 - 36 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	103.00%	103.00%
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Dividend rate, component two	4.75%	4.75%
Series B Preferred Stock | Maximum
Class of Stock [Line Items]
Dividend rate, component two	12.50%	12.50%
Series B Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	3.00%	3.00%
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock		$ 94,358	$ 76,096
Preferred shares issued at $0.01 par value (in shares)	55,000	55,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred Stock, Shares Outstanding		55,000	55,000
Share issued, price per share (in dollars per share)	$ 1,000.00	$ 1,000.00
Preferred Stock, Dividend Rate, Percentage		17.573%	16.737%
Preferred stock redemption term	8 years	8 years
Series C Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	65.00%	65.00%
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Dividend rate, component two	4.75%	4.75%
Series C Preferred Stock | Maximum
Class of Stock [Line Items]
Dividend rate, component two	12.50%	12.50%
Series C Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	3.00%	3.00%
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock		$ 1,159	$ 6,672
Preferred shares issued at $0.01 par value (in shares)	100	100
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred Stock, Shares Outstanding		100	100
Share issued, price per share (in dollars per share)	$ 1.00	$ 1.00
Preferred stock redemption term	8 years	8 years
Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock		$ 43,387	$ 33,900
Preferred shares issued at $0.01 par value (in shares)	90,000	90,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred Stock, Shares Outstanding		37,500	37,500
Share issued, price per share (in dollars per share)	$ 1,000.00	$ 1,000.00
Dividend rate, component two	8.50%	8.50%
Preferred Stock, Dividend Rate, Percentage		15.823%	14.987%
Preferred stock redemption term	6 years	6 years
Series E Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	103.50%	103.50%
Series E Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	106.50%	106.50%
Series E Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	5.25%	5.25%
Series F Preferred Stock
Class of Stock [Line Items]
Preferred shares issued at $0.01 par value (in shares)	240,500	35,728
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred Stock, Shares Outstanding		35,728
Share issued, price per share (in dollars per share)	$ 1,000.00	$ 1,000.00
Preferred Stock, Dividend Rate, Percentage		15.823%
Preferred stock redemption term	6 years	6 years
Series F Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	103.50%	103.50%
Series F Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights	106.50%	106.50%
Series F Preferred Stock | Refinancing date
Class of Stock [Line Items]
Preferred stock redemption rights	101.00%	101.00%
Series F Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate	6.25%	5.25%
Series E-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock		$ 42,673
Preferred shares issued at $0.01 par value (in shares)				54,750
Preferred stock, par value (in dollars per share)				$ 0.01	$ 0.01
Share issued, price per share (in dollars per share)		$ 1,000
Series E-1 Preferred Stock [Member] | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights		103.50%
Series E-1 Preferred Stock [Member] | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock redemption rights		106.50%
Series E-1 Preferred Stock [Member] | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Dividend rate, component one, basis spread on variable rate		5.25%
Series E-1 Preferred Stock, Option 2 [Member]
Class of Stock [Line Items]
Share issued, price per share (in dollars per share)		$ 960